SHAREHOLDERS' EQUITY (Schedule of Restricted Stock Unit Activity) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Number of shares
Unvested as of December 31, 2019 | shares	2,124,430
Granted | shares	1,054,030
Vested | shares	(956,651)
Forfeited | shares	(143,382)
Unvested as of December 31, 2020 | shares	2,078,427
Weighted average grant date fair value
Unvested as of December 31, 2019 | $ / shares	$ 98.50
Granted | $ / shares	199.80
Vested | $ / shares	93.16
Forfeited | $ / shares	120.44
Unvested as of December 31, 2020 | $ / shares	$ 150.87